INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE

NOTE 22 – INCOME TAX EXPENSE:

A.	Taxes on income:

The combined Canadian federal and provincial statutory income tax rate is 26.5% (2020 - 26.5%).

Israeli corporate tax rates are 23% in 2021 and 2020.

B. Tax reconciliation:

	Year ended December 31, 2021	Year ended December 31, 2020
Loss before income tax	$(40,148)	$(5,936)
Statutory tax rate	23%	23%
Income tax benefit (expense) at the statutory tax rate	9,234	1,365
Expenses not recognized for tax purposes	(9,234)	(876)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods	(142)	(506)
Income tax expense	$(142)	$(17)

C. Income tax expense:

	Year ended	Year ended
	December 31, 2021	December 31, 2020

Current	$-	$10
Prior year taxes	142	-
Deferred taxes, net	-	7
Total	$142	$17

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 22 – INCOME TAX EXPENSE: (CONTINUED)

D. Deferred tax assets:

Deferred tax assets have not been recognized in respect of carryforward losses because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.